Submission	Jun. 09, 2025
Submission [Line Items]
Central Index Key	0002050501
Registrant Name	BLUE WATER ACQUISITION CORP. III
Registration File Number	333-285075
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES